Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Current liabilities [Abstract]
Non-refundable sales tax and other provisions	$ 10,390	$ 6,172
CANADA [Member]
Current liabilities [Abstract]
Percentage of GST required to remit	5.00%
Percentage of GST on exported services	0.00%